UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6606

Dreyfus BASIC U.S. Government Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	2/28/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus BASIC U.S. Government Money Market Fund

ANNUAL REPORT February 28, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Important Tax Information
23	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
U.S. Government
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC U.S. Government Money Market Fund, covering the 12-month period from March 1, 2009, through February 28, 2010.

Virtually all of the capital markets realized a broad-based rebound in security prices during the reporting period, as global credit markets showed improvements and an economic recovery gained momentum in the United States and around the world. However, stubbornly high unemployment rates produced headwinds against tepid improvements in business activity, consumer spending and the broad housing market. To help mitigate the risk of a relapse in economic decline, the Federal Reserve Board (the “Fed”) continued its aggressive accommodative monetary policy and maintained short-term interest rates near historically low levels since the start of 2009.

According to the Federal Open Market Committee’s recent statements, it appears likely that they intend on keeping any prospects of raising the overnight federal funds rate on hold for some time despite the possibility of above-trend economic growth and inflation in 2010. However, it has begun to lay the groundwork for future rate hikes, including paring back some of the market support it has provided to financial institutions. For investors looking to allocate into such long-term assets as stocks and bonds, we believe positive results are likely to be delivered through a selective security evaluation process that favors such active investment vehicles. As always, your financial advisor can help you identify those opportunities and recommend appropriate ways for you to align them with your current liquidity needs, future goals and attitude toward risk.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2009, through February 28, 2010, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended February 28, 2010, Dreyfus BASIC U.S. Government Money Market Fund produced a yield of 0.03%. Taking into account the effects of compounding, the fund produced an effective yield of 0.03%.1

Money market yields remained near historical lows as the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy to stimulate economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and in repurchase agreements (including tri-party repurchase agreements).The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

When managing the fund, we closely monitor the outlook for economic growth and inflation,follow overseas developments and consider the posture of the Federal Reserve Board in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

Money Market Yields Remained Near Record Lows

2009 began in the midst of a global financial crisis and severe recession. The Fed already had pumped liquidity into the banking system and eased monetary policy aggressively, driving the overnight federal funds rate to an unprecedented low range between 0% and 0.25%. As a result, money market yields remained at historical lows throughout the reporting period.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The U.S. government had responded to the downturn with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through September 18, 2009.This measure was designed to promote liquidity in the commercial paper market.

Although longer-term financial markets hit multi-year lows early in the month, investor sentiment began to improve in March 2009 when evidence emerged that credit markets were recovering. Existing home sales and prices increased in May, but the unemployment rate hit a 26-year high.The U.S. economy contracted at a –0.7% annualized rate between April and June, a much milder decline than the previous quarter’s –6.4% annualized rate.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August by the largest margin in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

Positive news in October included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate moved to 10.2% in October, its highest level since the early 1980s.

In November, investors were encouraged by a slight dip in the unemployment rate to 10%.The manufacturing sector expanded, and foreclosure activity in the housing sector moderated, with each indicator showing improvement for the fourth straight month. Retail sales in December were almost 3% higher than one year earlier, suggesting that consumers were spending more freely. While the unemployment rate remained at 10%, monthly job losses moderated in December to 85,000, down from an average of 691,000 per month during the first quarter.

Early 2010 brought more encouraging news, including the announcement that U.S. GDP grew at an estimated 5.9% annualized rate during the fourth quarter of 2009. Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January by a better-than-expected improvement in retail sales.The Institute for Supply Management reported that the U.S. manufacturing sector expanded in February for the seventh straight month, and that the broader economy grew for the tenth straight month. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Quality and Liquidity Still Our Priority

With yields near zero, most money market funds maintained relatively defensive footings throughout the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages.The fund was no exception; we maintained its weighted average maturity in a position that was roughly in line with industry averages.

Despite continued signs of economic improvement, the Fed has continued to indicate that it intends to keep interest rates low. In addition, policymakers remain concerned regarding the fragility of the banking system. Until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on quality and liquidity.

March 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1

Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to the time such absorption may be terminated. Had these expenses not been absorbed, the fund’s yield would have been -0.26% and the fund’s effective yield would have been -0.26%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC U.S. Government Money Market Fund from September 1, 2009 to February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2010

Expenses paid per $1,000†	$1.44
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2010

Expenses paid per $1,000†	$1.45
Ending value (after expenses)	$1,023.36

† Expenses are equal to the fund’s annualized expense ratio of .29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2010

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—79.1%	Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank
3/12/10	0.45	25,000,000 [a]	24,999,324
Federal Home Loan Bank:
4/28/10	0.12	40,000,000	39,992,267
5/11/10	0.65	15,000,000	15,000,000
1/18/11	0.43	10,000,000	10,028,197
5/27/11	0.25	25,000,000 [a]	25,000,000
Federal Home Loan Mortgage Corp.:
3/23/10	0.25	20,000,000 [b]	19,997,006
5/17/10	0.43	25,000,000 [b]	24,977,007
9/1/10	0.27	20,000,000 [b]	19,972,400
Federal National Mortgage Association
8/11/10	0.21	15,000,000 [b]	14,985,737
Total U.S. Government Agencies
(cost $194,951,938)			194,951,938

Repurchase Agreements—20.7%
Deutsche Bank Securities
dated 2/26/10, due 3/1/10 in the
amount of $30,000,250 (fully
collateralized by $30,503,800
U.S. Treasury Notes, 1.38%,
due 1/15/13, value $30,600,049)	0.10	30,000,000	30,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Goldman, Sachs & Co.
dated 2/26/10, due 3/1/10 in the amount
of $21,000,088 (fully collateralized by
$19,452,700 U.S. Treasury Notes, 4.50%,
due 2/15/16, value $21,420,096)	0.05	21,000,000	21,000,000
Total Repurchase Agreements
(cost $51,000,000)			51,000,000

Total Investments (cost $245,951,938)		99.8%	245,951,938

Cash and Receivables (Net)		.2%	389,051

Net Assets		100.0%	246,340,989

a	Variable rate security—interest rate subject to periodic change.
b

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	36.5	Federal Farm Credit Bank	10.1
Federal Home Loan Mortgage Corp.	26.4	Federal National Mortgage Association	6.1
Repurchase Agreements	20.7		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase
Agreements of $51,000,000)—Note 1(b)	245,951,938	245,951,938
Cash		413,799
Interest receivable		74,736
Prepaid expenses		20,508
		246,460,981
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		46,075
Payable for shares of Beneficial Interest redeemed		6
Accrued expenses		73,911
		119,992
Net Assets ($)		246,340,989
Composition of Net Assets ($):
Paid-in capital		246,357,883
Accumulated net realized gain (loss) on investments		(16,894)
Net Assets ($)		246,340,989
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		246,357,883
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended February 28, 2010

Investment Income ($):
Interest Income	1,197,475
Expenses:
Management fee—Note 2(a)	1,463,133
Shareholder servicing costs—Note 2(b)	237,106
Auditing fees	59,518
Custodian fees—Note 2(b)	56,580
Registration fees	38,023
Treasury insurance expense—Note 1(e)	26,057
Legal fees	22,975
Trustees’ fees and expenses—Note 2(c)	17,643
Prospectus and shareholders’ reports	11,640
Miscellaneous	17,187
Total Expenses	1,949,862
Less—reduction in management fee due to undertaking—Note 2(a)	(601,073)
Less—reduction in expenses due to undertaking—Note 2(a)	(230,593)
Less—reduction in fees due to earnings credits—Note 1(b)	(7,263)
Net Expenses	1,110,933
Investment Income—Net	86,542
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,500
Net Increase in Net Assets Resulting from Operations	90,042

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2010	2009
Operations ($):
Investment income—net	86,542	6,405,372
Net realized gain (loss) on investments	3,500	24,666
Net Increase (Decrease) in Net Assets
Resulting from Operations	90,042	6,430,038
Dividends to Shareholders from ($):
Investment income—net	(89,385)	(6,402,529)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	91,282,074	254,178,679
Dividends reinvested	84,764	6,075,558
Cost of shares redeemed	(190,318,670)	(314,918,733)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(98,951,832)	(54,664,496)
Total Increase (Decrease) in Net Assets	(98,951,175)	(54,636,987)
Net Assets ($):
Beginning of Period	345,292,164	399,929,151
End of Period	246,340,989	345,292,164
Undistributed investment income—net	—	2,843

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended February 28/29,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.016	.045	.047	.031
Distributions:
Dividends from investment income—net	(.000)[a]	(.016)	(.045)	(.047)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	1.64	4.56	4.79	3.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67	.65	.63	.63	.62
Ratio of net expenses
to average net assets	.38	.46	.45	.45	.45
Ratio of net investment income
to average net assets	.03	1.67	4.46	4.67	3.05
Net Assets, end of period ($ x 1,000)	246,341	345,292	399,929	391,079	465,315

a Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	-
Level 2—Other Significant Observable Inputs	245,951,938
Level 3—Significant Unobservable Inputs	-
Total	245,951,938
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended February 28, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 28, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $16,894 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 2010. If not applied, $14,825 of the carryover expires in fiscal 2013 and $2,069 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal periods ended February 28, 2010 and February 28, 2009, were all ordinary income.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program,which was originally set to expire on December 18,2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.The fund’s

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

participation in the Program expired effective May 1, 2009. As a result, shareholder assets in the fund that were covered under the Program, since September 19, 2008, were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required payments to theTreasury in the amounts of .010% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees and extraordinary expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The reduction in management fee, pursuant to the undertaking, amounted to $601,073 during the period ended February 28, 2010.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expense pursuant to the undertaking, amounted to $230,593 during the period ended February 28, 2010.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2010, the fund was charged $159,243 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2010, the fund was charged $46,728 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2010, the fund was charged $5,485 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2010, the fund was charged $56,580 pursuant to the custody agreement.

During the period ended February 28, 2010, the fund was charged $6,681 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,204, custodian fees $14,078, chief compliance officer fees $6,124 and transfer agency per account fees $7,935, which are offset against an expense reimbursement currently in effect in the amount of $77,266.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus BASIC U.S. Government Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC U.S. Government Money Market Fund, including the statement of investments, as of February 28, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC U.S. Government Money Market Fund at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
April 19, 2010

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during the fiscal year ended February 28, 2010 as qualifying “interest related dividends.” For state individual income tax purposes, the fund hereby designates 72.47% of the ordinary income dividends paid during its fiscal year ended February 28, 2010 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since August 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

The Fund 27

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $40,459 in 2009 and $40,459 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,552 in 2009 and $5,276 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,069 in 2009 and $3,781 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $103 in 2009 and $0 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $15,158,281 in 2009 and $25,872,856 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Government Money Market Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)